AVAILABLE-FOR-SALE MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2012
AVAILABLE-FOR-SALE MARKETABLE SECURITIES [Abstract]
AVAILABLE-FOR-SALE MARKETABLE SECURITIES
NOTE 3:-	AVAILABLE-FOR-SALE MARKETABLE SECURITIES

	December 31, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Money market funds	$3,548	$-	$-	$3,548

Available-for-sale - matures within one year:
Certificate of deposit	5,658	11	(1)	5,668
Government debentures - fixed interest rate	2,617	43	-	2,660
Government sponsored enterprises - fixed interest rate	4,558	-	-	4,558
Corporate debentures - fixed interest rate	2,609	2	(9)	2,602

	15,442	56	(10)	15,488
Available-for-sale - matures after one year through three years:
Certificate of deposit	3,260	16	-	3,276
Government debentures - fixed interest rate	1,570	72	-	1,642
Government sponsored enterprises - fixed interest rate	8,671	4	(2)	8,673
Corporate debentures - fixed interest rate	13,669	96	(34)	13,731

	27,170	188	(36)	27,322
Available-for-sale - matures after three years through five years:
Corporate debentures - fixed interest rate	1,531	-	(17)	1,514

Available-for-sale - matures after five years:
ARS	1,387	-	(157)	1,230

	$49,078	$244	$(220)	49,102

Reclassification of certain securities to long-term				7,966

				$41,136

	December 31, 2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Money market funds	$23,091	$4	$(20)	$23,075

Available-for-sale - matures within one year:
Government debentures - fixed interest rate	14,331	6	-	14,337
Government sponsored enterprises - fixed interest rate	7,011	-	-	7,011
Corporate debentures - fixed interest rate	23,022	39	(29)	23,032

	44,364	45	(29)	44,380
Available-for-sale - matures after one year through three years:
Government debentures - fixed interest rate	8,688	188	(69)	8,807

Corporate debentures - fixed interest rate	8,448	32	(2)	8,478

	17,136	220	(71)	17,285
Available-for-sale - matures after five years:
ARS	1,482	-	(169)	1,313

	$86,073	$269	$(289)	86,053
Reclassification of certain securities to long-term				15,590

				$70,463

The table below presents the fair value of investments in available-for-sale securities that have been in an unrealized loss position as of December 31, 2012 and 2011 and the length of time that those investments have been in a continuous loss position:

	December 31, 2012
	Less than 12 months		12 months or longer			Total
	Fair value	Unrealized losses	Fair value	Unrealized losses		Fair value	Unrealized losses

Government sponsored enterprises	$500	$2	$1,002	$	*) -	$1,502	$2
Corporate debentures	7,061	60	-		-	7,061	60
ARS	-	-	1,230		157	1,230	157
Certificate of deposit	1,019	*) -	244		1	1,263	1

	$8,580	$62	$2,476		$158	$11,056	$220

	December 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Government sponsored enterprises	$5,099	$69	$-	$-	$5,099	$69
Corporate debentures	14,902	31	-	-	14,902	31
ARS	-	-	1,313	169	1,313	169
Money market funds	18,848	20	-	-	18,848	20

	38,849	$120	$1,313	$169	$40,162	$289

*)	Represents an amount lower than $1.

As of December 31, 2012 and 2011, there were 21 and 52 securities in a loss position, respectively.

For the years ended December 31, 2012, 2011 and 2010, the Company recognized gross realized gains of $2, $47 and $4, respectively, and gross realized losses of $0, $42 and $380, respectively. The Company determines realized gains or losses on the sale of marketable securities on a specific identification method, and reflects such gains and losses as a component of financial income, net, in the Company's consolidated statements of operations.